Other information about investments (Details 14) € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital | €		€ 4,005		€ 4,005
% Ownership		80.00%
Subsidiaries One [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni gas e luce SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			$ 750,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries One [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office		Ljubljana (Slovenia)
Country of operation		Slovenia
Share capital			12,956,935
Shareholders		Eni gas e luce SpA Third parties
% Equity ratio		51.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries One [Member] | Gas Power [Member] | Outside Italy [Member] | Eni gas e luce SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		51.00%
Subsidiaries One [Member] | Gas Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		49.00%
Subsidiaries Two [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas Transport Services Srl
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			120,000
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Subsidiaries Two [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni G&P Trading BV
Registered office		Amsterdam (Netherlands)
Country of operation		Turkey
Share capital			70,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Trading & Shipping SpA
Registered office		Rome
Country of operation		Italy
Share capital			60,036,650
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas & Power France SA
Registered office		Levallois Perret (France)
Country of operation		France
Share capital			29,937,600
Shareholders		Eni gas e luce SpA Third parties
% Equity ratio		99.87%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Three [Member] | Gas Power [Member] | Outside Italy [Member] | Eni gas e luce SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.87%
Subsidiaries Three [Member] | Gas Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.13%
Subsidiaries Four [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		EniPower Mantova SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			144,000,000
Shareholders		EniPower SpA Third parties
% Equity ratio		86.50%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Four [Member] | Gas Power [Member] | In Italy [Member] | Eni Power SpA [Member]
Disclosure of subsidiaries [line items]
% Ownership		86.50%
Subsidiaries Four [Member] | Gas Power [Member] | In Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Equity ratio		13.50%
Subsidiaries Four [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Trading & Shipping Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			36,000,000
Shareholders		ETS SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Five [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		EniPower SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			944,947,849
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Five [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Transprte y Suministro Mexico, S. de RL de CV
Registered office		Mexico City (Mexico)
Country of operation		Mexico
Share capital			3,000
Shareholders		Eni International BV Eni Oil Holdings BV
% Ownership		9990010.00%
Consolidation or valutation method	[1]	Eq.
Subsidiaries Six [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		LNG Shipping SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital			240,900,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Six [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Gas Supply Company Thessaloniki - Thessalia SA
Registered office		Thessaloniki (Greece)
Country of operation		Greece
Share capital			13,761,788
Shareholders		Eni gas e luce SpA
% Ownership		10000.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Seven [Member] | Gas Power [Member] | In Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Trans Tunisian Pipeline Co SpA
Registered office		San Donato Milanese (MI)
Country of operation		Tunisia
Share capital			1,098,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Seven [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Société de Service du Gazoduc Transtunisien SA - Sergaz SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital			99,000
Shareholders		Eni International BV Third parties
% Equity ratio		66.67%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Seven [Member] | Gas Power [Member] | Outside Italy [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		33.33%
Subsidiaries Seven [Member] | Gas Power [Member] | Outside Italy [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		66.67%
Subsidiaries Eight [Member] | Gas Power [Member] | Outside Italy [Member]
Disclosure of subsidiaries [line items]
Company name		Societe la Construction du Gazoduc Transtunisien SA - Scogat SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital			$ 200,000
Shareholders		Eni INternational BV Eni SpA LNG Shipping Spa Trans Tunis P.Co SpA
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Subsidiaries Eight [Member] | Gas Power [Member] | Outside Italy [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.85%
Subsidiaries Eight [Member] | Gas Power [Member] | Outside Italy [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.05%
Subsidiaries Eight [Member] | Gas Power [Member] | Outside Italy [Member] | LNG Shipping SpA [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.05%
Subsidiaries Eight [Member] | Gas Power [Member] | Outside Italy [Member] | Trans Tunis P Co SpA [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.05%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value